Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2022 INR (₨)
Benefit payments
2023	₨ 140.2
2024	147.6
2025	134.1
2026	45.5
2027	49.7
2028 - 2032	₨ 717.5